ORGANIZATION AND OPERATIONS (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 10,598,590	$ 9,177,318